Financial Instruments - Disclosure of foreign currency risk (Details)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 884,784	$ 15,096,200
Accounts Receivable		2,916,991	4,447,617
Promissory Notes Receivable		3,395,739	3,922,391	$ 1,330,291
Accounts Payable and Accrued Liabilities		$ (1,734,225)	$ (1,294,056)
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 762,259
Accounts Receivable	80,843
Promissory Notes Receivable	96,673
Accounts Payable and Accrued Liabilities	$ (437,858)